Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$334,966,634.48	0.8374166	$309,569,167.69	0.7739229	$25,397,466.79
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$547,616,634.48	0.4378656	$522,219,167.69	0.4175582	$25,397,466.79

Weighted Avg. Coupon (WAC)	3.12%		3.11%
Weighted Avg. Remaining Maturity (WARM)	36.99		36.07
Pool Receivables Balance	$582,615,986.73		$556,341,130.04
Remaining Number of Receivables	50,892		49,949

Adjusted Pool Balance	$566,518,329.68		$541,120,862.88

III. COLLECTIONS

Principal:
Principal Collections	$25,267,629.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$537,034.67
Total Principal Collections	$25,804,663.80

Interest:
Interest Collections	$1,478,888.30
Late Fees & Other Charges	$54,344.45
Interest on Repurchase Principal	$-
Total Interest Collections	$1,533,232.75

Collection Account Interest	$4,250.90
Reserve Account Interest	$557.99
Servicer Advances	$-

Total Collections	$27,342,705.44

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$27,342,705.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,342,705.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$485,513.32	$-	$485,513.32	$485,513.32
Collection Account Interest					$4,250.90
Late Fees & Other Charges					$54,344.45
Total due to Servicer					$544,108.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$293,095.81		$293,095.81
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$439,491.73		$439,491.73	$439,491.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$26,206,267.04

9. Regular Principal Distribution Amount:					$25,397,466.79

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,397,466.79
Class A-4 Notes		$-
Class A Notes Total:	$25,397,466.79	$25,397,466.79
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$25,397,466.79	$25,397,466.79

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			808,800.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,097,657.05
Beginning Period Amount	$16,097,657.05
Current Period Amortization	$877,389.90
Ending Period Required Amount	$15,220,267.16
Ending Period Amount	$15,220,267.16
Next Distribution Date Required Amount	$14,368,456.50

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.34%	3.49%	3.49%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.75%	49,324	98.21%	$546,380,757.96
30 - 60 Days	0.98%	490	1.40%	$7,788,545.25
61 - 90 Days	0.22%	111	0.32%	$1,765,867.78
91-120 Days	0.05%	24	0.07%	$405,959.05
121 + Days	0.00%	0	0.00%	$-
Total		49,949		$556,341,130.04

Delinquent Receivables 30+ Days Past Due
Current Period	1.25%	625	1.79%	$9,960,372.08
1st Preceding Collection Period	1.10%	561	1.56%	$9,106,758.56
2nd Preceding Collection Period	1.18%	610	1.64%	$10,043,951.11
3rd Preceding Collection Period	1.16%	611	1.60%	$10,198,770.88
Four-Month Average	1.17%		1.65%

Repossession in Current Period		39		$571,100.82
Repossession Inventory		93		$518,729.29

Current Charge-Offs
Gross Principal of Charge-Offs				$1,007,227.56
Recoveries				$(537,034.67)
Net Loss				$470,192.89

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.97%

Average Pool Balance for Current Period				$569,478,558.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				0.97%
2nd Preceding Collection Period				1.27%
3rd Preceding Collection Period				0.72%
Four-Month Average				0.99%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	62	1,501	$23,046,394.00
Recoveries	59	1,292	$(11,976,903.36)
Net Loss			$11,069,490.64
Cumulative Net Loss as a % of Initial Pool Balance			0.85%

Net Loss for Receivables that have experienced a Net Loss *	48	1,189	$11,097,346.67
Average Net Loss for Receivables that have experienced a Net Loss			$9,333.34

Principal Balance of Extensions			$2,318,959.59
Number of Extensions			143

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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